CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 635,738	$ 601,577	$ 477,877
Operating expense:
Cost of services and products (exclusive of depreciation and amortization)	242,661	222,452	175,929
Selling, general and administrative expenses	140,636	135,414	108,163
Acquisition and other transaction costs	11,817	776	20,800
Impairment of intangible assets			1,236
Depreciation and amortization	149,435	139,274	120,332
Income from operations	91,189	103,661	51,417
Other income (expense):
Interest expense, net of interest income	(82,537)	(85,767)	(72,604)
Loss on extinguishment of debt	(13,785)	(7,657)	(4,455)
Investment income	34,516	37,695	30,667
Other, net	(968)	(456)	601
Income from continuing operations before income taxes	28,415	47,476	5,626
Income tax expense	13,027	17,512	661
Income from continuing operations	15,388	29,964	4,965
Discontinued operations, net of tax:
Income from discontinued operations, net of tax		(156)	1,206
Gain on sale of discontinued operations, net of tax		1,333
Total discontinued operations		1,177	1,206
Net income	15,388	31,141	6,171
Less: net income attributable to noncontrolling interest	321	330	531
Net income attributable to common shareholders	$ 15,067	$ 30,811	$ 5,640
Net income per common share - basic and diluted
Income from continuing operations (in dollars per share)	$ 0.35	$ 0.73	$ 0.12
Discontinued operations, net of tax (in dollars per share)		0.03	0.03
Net income per basic and diluted common share attributable to common shareholders (in dollars per share)	0.35	0.76	0.15
Dividends declared per common share (in dollars per share)	$ 1.55	$ 1.55	$ 1.55